Pension and Other Postretirement Benefits (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits

We provide noncontributory pension and various healthcare and life insurance benefits to most employees and retirees. No contributions to the master pension trust are required for 2016. Based on current actuarial assumptions, we estimate that our required pension contributions will be approximately $50.0 and $75.0 in 2017 and 2018, though the amounts we will be required to pay are more dependent on plan asset returns than in the past. Other factors which affect future funding projections, in addition to differences between expected and actual returns on plan assets, are actuarial data and assumptions relating to plan participants, the interest rate used to measure the pension obligations and changes to regulatory funding requirements.

Net periodic benefit cost (income) for pension and other postretirement benefits was as follows:

	Three Months Ended March 31,
	2016	2015
Pension Benefits
Service cost	$0.7	$0.6
Interest cost	32.0	32.5
Expected return on assets	(42.9)	(49.7)
Amortization of prior service cost	1.3	1.1
Amortization of loss	7.0	7.8
Net periodic benefit cost (income)	$(1.9)	$(7.7)

Other Postretirement Benefits
Service cost	$1.2	$1.8
Interest cost	5.0	5.6
Amortization of prior service cost (credit)	(15.1)	(16.2)
Amortization of (gain) loss	(1.1)	0.4
Net periodic benefit cost (income)	$(10.0)	$(8.4)

Pension and Other Postretirement Benefits

Summary

We provide noncontributory pension and various healthcare and life insurance benefits to a significant portion of our employees and retirees. Benefits are provided through defined benefit and defined contribution plans that we administer, as well as multiemployer plans for certain union members. The pension plan is not fully funded. We contributed $24.1 to the pension plan in 2015 and have no required contribution for 2016. Based on current actuarial assumptions, we estimate that our required pension contributions will be approximately $50.0 and $75.0 in 2017 and 2018, though the amounts we will be required to pay are more dependent on plan asset returns than in the past. In July 2015, we paid the final payment of $3.1 to a Voluntary Employees Beneficiary Association (“VEBA”) trust for a settlement of other postretirement benefit (“OPEB”) obligations with certain retirees from our Zanesville Works. We expect to make OPEB payments, after receipt of Medicare subsidy reimbursements, of approximately $46.5 in 2016.

Plan Obligations

Amounts presented below are calculated based on benefit obligation and asset valuation measurement dates of December 31, 2015 and 2014.

	Pension Benefits		Other Benefits
	2015	2014	2015	2014
Change in benefit obligations:
Benefit obligations at beginning of year	$3,545.2	$3,380.6	$599.3	$479.2
Service cost	2.2	1.7	7.1	4.9
Interest cost	130.0	146.0	22.5	21.7
Plan participants’ contributions	—	—	24.9	25.4
Actuarial loss (gain)	(147.8)	432.1	(83.3)	45.1
Amendments	13.3	2.0	(5.6)	(12.8)
Dearborn acquisition	—	—	—	128.2
Contributions to Zanesville retirees’ VEBA trust	—	—	(3.1)	(3.1)
Benefits paid	(295.1)	(416.6)	(76.5)	(96.6)
Medicare subsidy reimbursement received	—	—	3.3	7.3
Foreign currency exchange rate changes	(0.4)	(0.6)	—	—
Benefit obligations at end of year	$3,247.4	$3,545.2	$488.6	$599.3

Change in plan assets:
Fair value of plan assets at beginning of year	$2,863.6	$2,808.5	$—	$—
Actual gain (loss) on plan assets	(93.6)	257.8	—	—
Employer contributions	36.5	213.9	48.3	63.9
Plan participants’ contributions	—	—	24.9	25.4
Benefits paid	(295.1)	(416.6)	(76.5)	(96.6)
Medicare subsidy reimbursement received	—	—	3.3	7.3
Fair value of plan assets at end of year	$2,511.4	$2,863.6	$—	$—
Funded status	$(736.0)	$(681.6)	$(488.6)	$(599.3)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(31.2)	$(2.1)	$(46.5)	$(53.5)
Noncurrent liabilities	(704.8)	(679.5)	(442.1)	(545.8)
Total	$(736.0)	$(681.6)	$(488.6)	$(599.3)

Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	$323.5	$355.7	$(48.8)	$23.1
Prior service cost (credit)	25.1	16.3	(199.0)	(258.1)
Total	$348.6	$372.0	$(247.8)	$(235.0)

The accumulated benefit obligation for all defined benefit pension plans was $3,222.0 and $3,513.7 at December 31, 2015 and 2014. All our pension plans have an accumulated benefit obligation in excess of plan assets. The amounts included in current liabilities represent only the amounts of our unfunded pension and OPEB benefit plans that we expect to pay in the next year.

During 2015, we updated the major demographic assumptions we use to determine our pension and OPEB obligations after examining the recent experience among the plans’ participants. Included in the 2015 actuarial loss (gain) in the table above were actuarial gains of approximately $7.0 and $58.0 for the changes in demographic assumptions on pension benefits and other postretirement benefits, respectively.

During 2014, we offered a voluntary lump-sum settlement to terminated vested participants in the pension plan, which reduced a portion of the pension obligation. The pension plan paid approximately $105.0 in December 2014 out of the pension trust assets to participants and recognized an actuarial gain of $20.0.

As a result of new mortality tables issued in October 2014 by the Society of Actuaries, we revised our mortality assumptions in 2014, which significantly increased our pension and OPEB obligations. The new mortality assumptions increased the assumed life expectancy of participants in our benefit plans, increasing the total expected benefit payments over a longer time horizon. Included in the 2014 actuarial loss (gain) in the table above were $233.5 and $12.0 for the change in the mortality tables on pension benefits and other postretirement benefits, respectively. The actuarial loss (gain) for pension benefits also included a $25.8 out-of-period adjustment to reduce the benefit obligation for a correction of census data used in the 2013 financial results. The effects of this adjustment were not material to the financial position or results of operations in any of the periods presented.

Assumptions used to value benefit obligations and determine pension and OPEB expense (income) are presented below:

	Pension Benefits			Other Benefits
	2015	2014	2013	2015	2014	2013
Assumptions used to determine benefit obligations at December 31:
Discount rate	4.15%	3.82%	4.53%	4.22%	3.90%	4.48%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Subsequent year healthcare cost trend rate				7.00%	7.00%	7.00%
Ultimate healthcare cost trend rate				4.50%	4.50%	4.50%
Year ultimate healthcare cost trend rate begins				2024	2020	2019

Assumptions used to determine pension and OPEB expense (income) for the year ended December 31:
Discount rate	3.82%	4.53%	3.85%	3.90%	4.48%	3.77%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%

We determined the discount rate by finding a hypothetical portfolio of individual high-quality corporate bonds available at the measurement date with coupon and principal payments that could satisfy the plans’ expected future benefit payments that we use to calculate the projected benefit obligation. The discount rate is the single rate that is equivalent to the average yield on that hypothetical portfolio of bonds.

Assumed healthcare cost trend rates generally have a significant effect on the amounts reported for healthcare plans. However, caps on the share of OPEB obligations that we pay limit the effect of changes in OPEB assumptions. As of December 31, 2015, a one-percentage-point change in the assumed healthcare cost trend rates would have the following effects:

	One Percentage Point
	Increase	Decrease
Effect on total service cost and interest cost components	$0.1	$(0.1)
Effect on postretirement benefit obligation	3.3	(3.1)

Estimated future benefit payments to beneficiaries are presented below:

	Pension Plans	Other Benefits	Medicare Subsidy
2016	$330.4	$47.9	$(1.4)
2017	293.0	44.8	(1.4)
2018	279.1	42.6	(1.5)
2019	272.0	40.8	(1.5)
2020	259.0	39.0	(1.5)
2021 through 2025	1,159.6	171.7	(9.1)

Plan Assets

Our investments in the master pension trust primarily include indexed and actively-managed funds. A fiduciary committee sets the target asset mix and monitors asset performance. We determine the master pension trust’s projected long-term rate of return based on the asset allocation, the trust’s investment policy statement and our long-term capital market return assumptions for the master trust.

We have developed an investment policy which considers liquidity requirements, expected investment return and expected asset risk, as well as standard industry practices. The target asset allocation for the plan assets is 60% equity, 38% fixed income, and 2% cash. Equity investments consist of individual securities and common/collective trusts with equity investment strategies diversified across multiple industry sectors and company market capitalization within specific geographical investment strategies. Fixed income investments consist of individual securities and common/collective trusts, which invest primarily in investment-grade and high-yield corporate bonds and U.S. treasury securities. The common/collective trusts have no unfunded commitments or redemption restrictions. The fixed income investments are diversified by ratings, maturities, industries and other factors. Plan assets contain no significant concentrations of risk from individual securities or industry sectors. The plan has no direct investments in our common stock or fixed income securities.

Plan investments measured at fair value on a recurring basis at December 31, 2015 and 2014, are presented below by level within the fair value hierarchy. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Activity for Level 3 assets was insignificant for 2015 and 2014. See Note 16 for more information on the determination of fair value.

	Quoted Prices in Active Markets for Identical Assets		Significant Other Observable Inputs		Significant Unobservable Inputs
	(Level 1)		(Level 2)		(Level 3)		Total
	2015	2014	2015	2014	2015	2014	2015	2014
Equity Investments:
U.S. securities	$138.4	$199.4	$—	$—	$—	$—	$138.4	$199.4
U.S. common/collective trusts	—	—	814.5	862.4	—	—	814.5	862.4
EAFE common/collective trusts	—	—	261.5	272.9	—	—	261.5	272.9
Emerging market common/collective trusts	—	—	103.9	125.7	—	—	103.9	125.7
Global investments	—	—	179.6	210.7	—	—	179.6	210.7

Fixed Income Investments:
U.S. investment-grade corporate common/collective trusts	—	—	391.0	421.8	—	—	391.0	421.8
U.S. treasuries common/collective trusts	—	—	85.3	98.4	—	—	85.3	98.4
Mortgage-backed common/collective trusts	—	—	—	18.0	—	—	—	18.0
Global investments	—	—	389.7	435.4	—	—	389.7	435.4
U.S. high-yield corporate securities	—	—	109.7	178.4	—	—	109.7	178.4

Other Investments:
Private equity funds (a)	—	—	—	—	0.5	0.9	0.5	0.9

Cash and cash equivalents	37.3	39.6	—	—	—	—	37.3	39.6
Total	$175.7	$239.0	$2,335.2	$2,623.7	$0.5	$0.9	$2,511.4	$2,863.6

(a)	Consists of private equity funds that have no remaining capital commitments.

Periodic Benefit Costs

Components of pension and OPEB expense (income) for the years 2015, 2014 and 2013 are presented below:

	Pension Benefits			Other Benefits
	2015	2014	2013	2015	2014	2013
Components of pension and OPEB expense (income):
Service cost	$2.2	$1.7	$2.4	$7.1	$4.9	$4.7
Interest cost	130.0	146.0	138.8	22.5	21.7	21.0
Expected return on plan assets	(198.4)	(202.8)	(184.5)	—	—	—
Amortization of prior service cost (credit)	4.4	4.3	3.8	(64.6)	(73.2)	(80.0)
Recognized net actuarial loss (gain):
Annual amortization	31.2	2.5	23.6	1.6	(1.3)	2.4
Corridor charge (credit)	144.3	2.0	—	(13.1)	—	—
Settlement (gain) loss	1.0	0.2	(0.8)	—	3.5	—
Pension and OPEB expense (income)	$114.7	$(46.1)	$(16.7)	$(46.5)	$(44.4)	$(51.9)

In January 2011, we reached a final settlement agreement (the “Butler Retiree Settlement”) of a class action filed on behalf of certain retirees from our Butler Works for our OPEB obligations to such retirees. We agreed to continue to provide company-paid health and life insurance to class members through December 31, 2014, and made combined lump sum payments totaling $91.0 to a VEBA trust and to plaintiffs’ counsel, with the final payment made in 2013. Effective January 1, 2015, we transferred to the VEBA trust all OPEB obligations owed to the class members under our applicable health and welfare plans and have no further liability for OPEB benefits after December 31, 2014. For accounting purposes, a settlement of our OPEB obligations occurred when we made the final benefit payments in 2014 and a settlement loss of $3.5 was recorded in 2014.

In December 2012, we reached a final settlement agreement (the “Zanesville Retiree Settlement”) of a class action filed on behalf of certain retirees from our Zanesville Works for our OPEB obligations to such retirees. We agreed to continue to provide company-paid health and life insurance to class members through December 31, 2015, and to make combined lump sum payments totaling $10.6 to a VEBA trust and to plaintiffs’ counsel over three years. We made the final payment to the Zanesville VEBA trust of $3.1 in 2015. Effective January 1, 2016, we transferred to the VEBA trust all OPEB obligations owed to the class members under our applicable health and welfare plans and have no further liability for OPEB benefits after December 31, 2015.

During 2015, 2014 and 2013, we performed remeasurements of an unfunded supplemental retirement plan and recognized settlement (gains) losses as a result of lump sum benefit payments made to retired participants.

Pension and OPEB expense (income) for the defined benefit pension plans over the next year will include amortization of $27.9 of the unrealized net loss and $5.2 from the prior service cost in accumulated other comprehensive income. Pension and OPEB expense (income) for the other postretirement benefit plans over the next fiscal year will include amortization of $(4.3) of the unrealized net gain and $(60.3) from the prior service credit in accumulated other comprehensive income.

Defined Contribution Plans

All employees are eligible to participate in various defined contribution plans. Certain of these plans have features with matching contributions or other company contributions based on our financial results. Total expense from these plans was $14.5, $12.1 and $11.5 in 2015, 2014 and 2013.

Multiemployer Plans

We contribute to multiemployer pension plans according to collective bargaining agreements that cover certain union-represented employees. The following risks of participating in these multiemployer plans differ from single employer plans:

•	Employer contributions to a multiemployer plan may be used to provide benefits to employees of other participating employers.

•	If a participating employer stops contributing to a multiemployer plan, the remaining participating employers may need to assume the unfunded obligations of the plan.

•
If the plan becomes significantly underfunded or is unable to pay its benefits, we may be required to contribute additional amounts in excess of the rate required by the collective bargaining agreements.

•	If we choose to stop participating in a multiemployer plan, we may be required to pay that plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

Our participation in these plans for the years ended December 31, 2015, 2014 and 2013, is presented below. We do not provide more than five percent of the total contributions to any multiemployer plan. Forms 5500 are not yet available for plan years ending in 2015.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status (a)		FIP/RP Status Pending/Implemented (b)	Contributions			Surcharge Imposed (c)	Expiration Date of Collective Bargaining Agreement
		2015	2014		2015	2014	2013
Steelworkers Pension Trust	23-6648508/499	Green	Green	No	$7.3	$8.1	$7.3	No	3/31/2017 to 9/1/2018 (d)
IAM National Pension Fund’s National Pension Plan	51-6031295/002	Green	Green	No	16.0	16.5	14.8	No	10/1/2016 to 5/31/2019 (e)
					$23.3	$24.6	$22.1

(a)
The most recent Pension Protection Act zone status available in 2015 and 2014 is for each plan’s year-end at December 31, 2014 and 2013. The plan’s actuary certifies the zone status. Generally, plans in the red zone are less than 65% funded, plans in the yellow zone are between 65% and 80% funded, and plans in the green zone are at least 80% funded. The Steelworkers Pension Trust and IAM National Pension Fund’s National Pension Plan elected funding relief under section 431(b)(8) of the Internal Revenue Code and section 304(b)(8) of the Employment Retirement Income Security Act of 1974 (ERISA). This election allows those plans’ investment losses for the plan year ended December 31, 2008, to be amortized over 29 years for funding purposes.

(b)
The “FIP/RP Status Pending/Implemented” column indicates plans for which a financial improvement plan (FIP) or a rehabilitation plan (RP) is either pending or has been implemented, as defined by ERISA.

(c)	The surcharge represents an additional required contribution due as a result of the critical funding status of the plan.

(d)
We are a party to three collective bargaining agreements (at our Ashland Works, Mansfield Works and at the AK Tube Walbridge plant) that require contributions to the Steelworkers Pension Trust. The labor contract for approximately 300 hourly employees at Mansfield Works expires on March 31, 2017. The labor contract for approximately 85 hourly employees at the AK Tube Walbridge plant expires January 22, 2018. The labor contract for approximately 820 hourly employees at the Ashland Works expires on September 1, 2018.

(e)
We are a party to three collective bargaining agreements (at our Butler Works, Middletown Works and Zanesville Works) that require contributions to the IAM National Pension Fund’s National Pension Plan. The labor contract for approximately 1,240 hourly employees at Butler Works expires on October 1, 2016. The labor contract for approximately 1,725 hourly employees at Middletown Works expires on March 15, 2018. The labor contract for approximately 140 hourly employees at Zanesville Works expires on May 31, 2019.